Financial assets at fair value through profit or loss - Breakdown by currency (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,902	€ 6,439
Financial assets at fair value through profit or loss	6,991	6,797
Euro
Financial assets at fair value through profit or loss
Financial assets held for trading	4,458	4,230
U.S. dollars
Financial assets at fair value through profit or loss
Financial assets held for trading	2,444	2,209
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	89	358
Other financial assets at fair value through profit or loss | Euro
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		162
Other financial assets at fair value through profit or loss | U.S. dollars
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 89	€ 196